Bank Loans and issuance of Debt Securities - Summary of Debt Payable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Long-Term	$ 4,535,863	$ 4,110,846	$ 4,529,518
Total	13,535,863
Grupo Aeroportuariodel Pacifico S A B De C V [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-Term	12,759,435	12,769,461	9,146,824
Total	12,759,435	12,769,461	9,146,824
MBJA [Member]
Disclosure of detailed information about borrowings [Line Items]
Current		141,412	84,758
Long-Term	776,428	341,385	582,694
Total	776,428	482,797	667,452
Related parties [Member]
Disclosure of detailed information about borrowings [Line Items]
Current		141,412	84,758
Long-Term	13,535,863	13,110,846	9,729,518
Total	$ 13,535,863	$ 13,252,258	$ 9,814,276